CONTRACTUAL OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
CONTRACTUAL OBLIGATIONS [Abstract]
Contractual Commitments
As of December 31, 2021, the Company had the following contractual commitments:

	Estimated maturity date
	Total	Due less than one year	As of 12/31/2022	From 01/01/2023 to 12/31/2023	From 01/01/2024 to 12/31/2024	From 01/01/2025 to 12/31/2025	From 12/31/2026 onwards
Financial indebtedness (1)	63,493,800	-	3,466,800	3,466,800	3,466,800	53,093,400	-
Purchase obligations (2)	7,932,262	-	4,966,989	183,361	2,781,912	-	-
Financial Leases	3,151,121	77,433	768,344	768,448	768,448	768,448	459,056
Total	74,577,183	77,433	9,202,133	4,418,609	7,017,160	53,861,848	459,056

(1)	Corresponds to the cancellation of principal and interest of the financial indebtedness. For further information, see Note 13.
(2)	Corresponds to purchase of natural gas contracts for the processing of liquids.